Segregated funds (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Segregated Funds Net Assets	Segregated funds net assets

	As at
(Millions of Canadian dollars)	October 31 2019	October 31 2018
Cash	$31	$19
Investment in mutual funds	1,631	1,348
Other assets (liabilities) net	1	1
	$1,663	$1,368

Changes in Segregated Funds Net Assets

Changes in net assets
	For the year ended
(Millions of Canadian dollars)	October 31 2019	October 31 2018
Net assets at beginning of period	$1,368	$1,216
Additions (deductions):
Deposits from policyholders	557	537
Net realized and unrealized gains (losses)	124	(40)
Interest and dividends	39	31
Payment to policyholders	(386)	(342)
Management and administrative fees	(39)	(34)
Net assets at end of period	$1,663	$1,368